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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                   REGISTRATION STATEMENT (NO. 2-88116) UNDER
                           THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                        [X]

                        POST-EFFECTIVE AMENDMENT NO. 26

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 28


                           VANGUARD SPECIALIZED FUNDS


        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)


                  POST OFFICE BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE

                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

             On May 28, 1999 pursuant to paragraph (a) of Rule 485.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Registration Statement becomes effective.


     WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES PURSUANT TO REGULATION 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended January 31, 1999 on --.


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                           VANGUARD SPECIALIZED FUNDS


                             CROSS REFERENCE SHEET


 FORM N-1A
ITEM NUMBER                                                           LOCATION IN PROSPECTUS
    Item 1.   Front and Back Cover Pages...........................   Front and Back Cover Pages
    Item 2.   Risk/Return Summary: Investments, Risks and
              Performance..........................................   Fund Profile
    Item 3.   Risk/Return Summary: Fee Table.......................   Fee Table
    Item 4.   Investment Objectives, Principal Investment
              Strategies, and Related Risks........................   A Word About Risk: Who Should Invest;
                                                                      Primary Investment Strategies
    Item 5.   Management's Discussion of Fund Performance..........   Herein incorporated by reference to
                                                                      Registrant's Annual Report to
                                                                      Shareholders dated January 31, 1999
                                                                      filed with the Securities & Exchange
                                                                      Commission's EDGAR system on --
    Item 6.   Management, Organization, and Capital Structure......   The Trust and Vanguard; Investment
                                                                      Adviser
    Item 7.   Shareholder Information..............................   Share Price; Dividends, Capital
                                                                      Gains, and Taxes; Investing with
                                                                      Vanguard
    Item 8.   Distribution Arrangements............................   Not Applicable
    Item 9.   Financial Highlights Information.....................   Financial Highlights

 FORM N-1A                                                            LOCATION IN STATEMENT
ITEM NUMBER                                                           OF ADDITIONAL INFORMATION

   Item 10.   Cover Page and Table of Contents.....................   Cover Page; Table of Contents
   Item 11.   Fund History.........................................   Description of the Trust
   Item 12.   Description of the Fund and its Investments and
              Risks................................................   Investment Policies; Description of
                                                                      the Trust; Fundamental Investment
                                                                      Limitations
   Item 13.   Management of the Fund...............................   Management of the Trust
   Item 14.   Control Persons and Principal Holders of
              Securities...........................................   Management of the Trust
   Item 15.   Investment Advisory and Other Services...............   Investment Advisory Services
   Item 16.   Brokerage Allocation and Other Practices.............   Not Applicable
   Item 17.   Capital Stock and Other Securities...................   Description of the Trust
   Item 18.   Purchase, Redemption, and Pricing of Shares..........   Purchase of Shares; Redemption of
                                                                      Shares; Share Price
   Item 19.   Taxation of the Fund.................................   Description of the Trust
   Item 20.   Underwriters.........................................   Not Applicable
   Item 21.   Calculations of Performance Data.....................   Yield and Total Return
   Item 22.   Financial Statements.................................   Financial Statements

VANGUARD SPECIALIZED FUNDS
Prospectus
May 28, 1999
A Group of Aggressive Growth Stock Mutual Funds


                                    CONTENTS


 1       AN INTRODUCTION TO VANGUARD SPECIALIZED FUNDS

 1       FUND PROFILES

         1       Vanguard Energy Fund

         4       Vanguard Gold and Precious Metals Fund

         7       Vanguard Health Care Fund

10       MORE ON THE FUNDS

10       INVESTMENT STRATEGIES AND POLICIES

17       THE FUNDS AND VANGUARD

17       INVESTMENT ADVISERS

18       YEAR 2000 CHALLENGE

19       DIVIDENDS, CAPITAL GAINS, AND TAXES

20       SHARE PRICE

21       FINANCIAL HIGHLIGHTS

23       INVESTING WITH VANGUARD

23       SERVICES AND ACCOUNT FEATURES

24       TYPES OF ACCOUNTS

24       BUYING SHARES

26       REDEEMING SHARES

30       TRANSFERRING REGISTRATION

30       FUND AND ACCOUNT UPDATES

GLOSSARY (inside back cover)



  WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of three of the five Vanguard Specialized Funds (Vanguard REIT Index Fund and Vanguard Utilities Income Fund are offered through separate prospectuses). To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO VANGUARD SPECIALIZED FUNDS

This prospectus provides information about three of the five Vanguard Specialized Funds (Vanguard REIT Index Fund and Vanguard Utilities Income Fund are offered through separate prospectuses). Each of these Funds seeks to provide investors with long-term capital appreciation, by investing in stocks concentrated in a particular industry or group of related industries. Although these Funds may provide current income to a limited extent, income is secondary to the Funds' primary objective. Below you'll find profiles that summarize the key features of each Fund. Additional information concerning the Funds appears following the profiles.


FUND PROFILE--VANGUARD ENERGY FUND

The following profile provides you with a summary of the key features of Vanguard Energy Fund.

INVESTMENT OBJECTIVE

The Fund is a stock fund that seeks to provide long-term capital appreciation.

INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in the stocks of companies engaged in energy-related activities, such as production and transmission, the making of component products, energy research, and energy conservation. For more information on security selection, see page 15.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Industry concentration risk, which is the chance that the Fund's returns could be hurt significantly by problems affecting a particular industry. Because more than 80% of the Fund's holdings typically are invested in the energy and energy-related industries, the Fund's performance can be significantly affected, for better or for worse, by developments in those industries.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five and ten calendar years compare with those of a broad-based securities market index and an industry-related market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                              ANNUAL TOTAL RETURNS




The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 1999, was -%.

2
FUND PROFILE--VANGUARD ENERGY FUND (continued)


    During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ended _____________ ) and the lowest return for a quarter was - -% (quarter ended _____________ ).

         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                1 YEAR    5 YEARS  10 YEARS
                                                ------    -------  --------
Vanguard Energy Fund                              - %       - %        - %
Average Natural Resources Fund*                     -         -          -
S&P 500 Index                                       -         -          -
*Source: Lipper, Inc.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                             1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                        - %
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                             - %
   TOTAL ANNUAL FUND OPERATING EXPENSES:                                    - %

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $ -               $ -               $ -               $ -


    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS
Distributed annually in December

INVESTMENT ADVISER
Wellington Management Company, LLP, Boston, Mass., since inception

INCEPTION DATE
May 23, 1984

NET ASSETS AS OF JANUARY 31, 1999
$ - billion

SUITABLE FOR IRAs
Yes

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION
Energy

VANGUARD FUND NUMBER
051

CUSIP NUMBER
921908109

TICKER SYMBOL
VGENX

4


FUND PROFILE--VANGUARD GOLD AND PRECIOUS METALS FUND

The following profile provides you with a summary of the key features of Vanguard Gold and Precious Metals Fund.

INVESTMENT OBJECTIVE

The Fund is a stock fund that seeks to provide long-term capital appreciation.

INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in the stocks of foreign and domestic companies engaged in the exploration, mining, marketing, and distribution of (and other activities related to) gold, silver, platinum, diamonds or other precious and rare metals and minerals. Up to 100% of the Fund's assets may be invested in foreign securities. The Fund may also invest up to 20% of its assets directly in gold, silver, or other precious metal bullion and coins. For more information on security selection, see page 15.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Industry concentration risk, which is the chance that the Fund's returns could be hurt significantly by problems affecting a particular industry. Because more than 80% of the Fund's holdings typically are invested in the gold, silver, and other precious metals industries, the Fund's performance can be significantly affected, for better or for worse, by developments in those industries.

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five and ten calendar years compare with those of a broad-based securities market index and an industry-related market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


                              ANNUAL TOTAL RETURNS




The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 1999, was -%.

    During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ended _____________ ) and the lowest return for a quarter was - -% (quarter ended _____________ ).

         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                       1 YEAR   5 YEARS  10 YEARS
                                                       ------   -------  --------
         Vanguard Gold and Precious Metals Fund         - %       - %        - %
         Salomon World Gold Index*                        -         -          -
         S&P 500 Index                                    -         -          -


*Morgan Stanley Capital International Gold Mines Index through December 31, 1994; Salomon World Gold Index thereafter.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                             1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                        - %
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                             - %
   TOTAL ANNUAL FUND OPERATING EXPENSES:                                    - %

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $ -               $ -               $ -               $ -

   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

6
FUND PROFILE--VANGUARD GOLD AND PRECIOUS METALS FUND (continued)

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS
Distributed annually in December

INVESTMENT ADVISER
M&G Investment Management Limited, Minster Court, London, since inception

INCEPTION DATE
May 23, 1984

NET ASSETS AS OF JANUARY 31, 1999
$ - billion

SUITABLE FOR IRAs
Yes

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION
Gold

VANGUARD FUND NUMBER
053

CUSIP NUMBER
921908208

TICKER SYMBOL
VGPMX

FUND PROFILE--VANGUARD HEALTH CARE FUND

The following profile provides you with a summary of the key features of Vanguard Health Care Fund.

    THE FUND IS TEMPORARILY CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The Fund is a stock fund that seeks to provide long-term capital appreciation.

INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in the stocks of companies engaged in the development, production, or distribution of products and services related to the health care industry. These companies include, among others, pharmaceutical firms, medical supply companies, and companies that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and other research and development. For more information on security selection, see pages 15-16.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Industry concentration risk, which is the chance that the Fund's returns could be hurt significantly by problems affecting a particular industry. Because more than 80% of the Fund's holdings typically are invested in health care industries, the Fund's performance can be significantly affected, for better or for worse, by developments in those industries.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five and ten calendar years compare with those of a broad-based securities market index and an industry-related market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                              ANNUAL TOTAL RETURNS






The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 1999, was -%.

    During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ended _____________ ) and the lowest return for a quarter was - -% (quarter ended _____________ ).

8
FUND PROFILE--VANGUARD HEALTH CARE FUND (continued)


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                             1 YEAR       5 YEARS       10 YEARS
                                             ------       -------       --------
Vanguard Health Care Fund                      - %          - %             - %
Average Health Care Fund*                        -            -               -
S&P 500 Index                                    -            -               -

*Source: Lipper, Inc.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                 None
Sales Charge (Load) Imposed on Reinvested Dividends:                      None
Redemption Fees:                                                            1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                        -%
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                             -%
   TOTAL ANNUAL FUND OPERATING EXPENSES:                                    -%

*Shares purchased on or after April 19, 1999, are subject to a 1% redemption fee if redeemed (either by selling or exchanging to another fund) within five years of purchase. Shares purchased before April 19, 1999, are subject to a 1% redemption fee if redeemed within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $ -               $ -               $ -               $ -

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS
Distributed annually in December

INVESTMENT ADVISER
Wellington Management Company, LLP, Boston, Mass., since inception

INCEPTION DATE
May 23, 1984

NET ASSETS AS OF JANUARY 31, 1999
$ - billion

SUITABLE FOR IRAs
Yes

MINIMUM INITIAL INVESTMENT
The Fund is temporarily closed to new investors; existing shareholders may, however, invest up to $25,000 in an existing account during the temporary closure. After the Fund reopens, the minimum initial investment will be $3,000 for traditional accounts, and $1,000 for IRAs and custodial accounts for minors.

NEWSPAPER ABBREVIATION
HlthCare

VANGUARD FUND NUMBER
052

CUSIP NUMBER
921908307

TICKER SYMBOL
VGHCX

10


MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard Specialized Funds, including investment strategies and policies, other investment policies, turnover rate, and costs and market-timing. You will also find information about the risks of each Fund throughout these sections.

INVESTMENT STRATEGIES AND POLICIES

This section explains the distinct strategies and policies that the investment advisers use in pursuit of each Fund's objective. It also explains how the advisers implement these strategies and policies. The Funds' Board of Trustees oversees the management of the Funds, and may change investment strategies or policies in the interest of shareholders.

MARKET EXPOSURE

The grid below shows, at a glance, the types of financial instruments purchased by each Fund as either a primary or secondary investment strategy. Primary investment strategies are expected to play the most important role in achieving a Fund's investment objective. Secondary investment strategies will play a lesser role, but are still expected to have a meaningful impact on a Fund's risks and returns. Explanations of each type of financial instrument follow the grid.

                                           ENERGY   GOLD AND PRECIOUS   HEALTH CARE
                                            FUND       METALS FUND         FUND
                                           ------   -----------------   -----------
Invests in U.S. stocks                        -             -                -

Emphasizes stocks of one industry or
    related industries                        -             -                -

Emphasizes small company stocks               -             -               N/A

Invests in foreign stocks                     *             -                *

Invests in forward currency
    exchange contracts                        *             *                *

Invests in futures contracts                  *             *                *

Invests in cash reserves                      *             *                *

- Primary Focus   * Secondary Focus

U.S. STOCKS

Each of the Funds invests in U.S. stocks as a primary investment strategy. (Note: The Gold and Precious Metals Fund may also invest in foreign stocks as a primary investment strategy; see below for a description of foreign stocks.) Each Fund invests in a specific industry or group of related industries.

[FLAG GRAPHIC]   EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY
                 THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG
                 PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF
                 RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

    To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Composite Stock Price Index, which is a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a

                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.


real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

                     U.S. STOCK MARKET RETURNS (1926-1998)

                                 1 YEAR        5 YEARS      10 YEARS       20 YEARS
                                 ------        -------      --------       --------
Best                               54.2%         24.1%         19.9%         17.7%
Worst                             -43.1         -12.4          -0.8           3.1
Average                            13.1          10.7          11.0          11.0

    The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

    Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, industry-specific stocks such as those held by the Funds, as well as small-cap stocks which are emphasized by several of the Funds, have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index. This is due to several factors, including special industry risks and less-certain growth and dividend prospects for smaller companies.

[FLAG GRAPHIC]   BECAUSE OF THEIR INVESTMENTS IN INDUSTRY-SPECIFIC STOCKS, THE
                 FUNDS ARE SUBJECT TO INDUSTRY CONCENTRATION RISK, WHICH IS THE
                 CHANCE THAT A FUND'S RETURNS COULD BE HURT SIGNIFICANTLY BY
                 PROBLEMS AFFECTING A PARTICULAR INDUSTRY. BECAUSE MORE THAN 80%
                 OF EACH FUND'S HOLDINGS TYPICALLY ARE INVESTED IN A SPECIFIC
                 INDUSTRY OR GROUP OF RELATED INDUSTRIES, THE FUND'S PERFORMANCE
                 CAN BE SIGNIFICANTLY AFFECTED, FOR BETTER OR WORSE, BY
                 DEVELOPMENTS IN THOSE INDUSTRIES.

- The ENERGY FUND faces the risk that earnings and dividends of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies can fluctuate significantly over short periods due to a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (OPEC); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; governmental tax policies; and the economic growth and stability of the main energy-consuming countries.

12


- The GOLD AND PRECIOUS METALS FUND is subject to the risk of sharp price volatility of gold and other precious metals, and of mining company shares. Investments related to gold or other precious metals or minerals are considered speculative and prices may fluctuate significantly over short periods due to a variety of worldwide economic, financial, and political factors, including: changes in inflation or expectations about inflation in various countries; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; changes in industrial and commercial demand; and government prohibitions or restrictions on the private ownership of certain precious metals.

    In addition, political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. Currently there are only five major producers of gold bullion. In order of magnitude, they are: South Africa, The United States, Australia, Canada, and Russia. Because the Fund invests substantially in the stocks of South African mining companies (-% of the Fund's net assets as of January 31, 1999), events in South Africa can have a significant impact on the Fund. These events can also pose certain risks to the Fund's investments in other South African companies.

- The HEALTH CARE FUND faces the risk that economic prospects of health care companies may fluctuate dramatically due to changes in the regulatory and competitive environment. A significant portion of health care services are funded or subsidized by the government, so that changes in government policies--at the state or federal level--may affect the demand for health care products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products; lawsuits against health care companies related to product liability issues; and the rapid speed at which many health care products and services become obsolete.

SMALL COMPANY STOCKS

The Energy Fund and the Gold and Precious Metals Fund, in pursuing their strategy of investing in industry-specific stocks, emphasize the stocks of smaller companies.

[FLAG GRAPHIC]   THESE FUNDS ARE SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE
                 POSSIBILITY THAT RETURNS FROM SMALL-CAPITALIZATION STOCKS WILL
                 TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK
                 MARKET. AS A GROUP, SMALL-CAPITALIZATION STOCKS TEND TO GO
                 THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN
                 GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS
                 SEVERAL YEARS.

FOREIGN STOCKS

The Gold and Precious Metals Fund may invest up to 100% of its assets in foreign stocks, and so these stocks may be a primary strategy for the Fund. The Energy Fund and the Health Care Fund may each invest up to 30% of their assets in foreign stocks, which is a secondary investment strategy for these Funds. Such a policy expands the investment opportunities available to the Funds, and may result in improved diversification and performance.

[FLAG GRAPHIC]   INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE AS RISKY, IF NOT
                 MORE RISKY, THAN U.S. STOCK INVESTMENTS. THE PRICES OF
                 INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN
                 MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST,
                 LASTED FOR AS LONG AS SEVERAL YEARS.

                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Generally, Vanguard defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $10 billion. Mid-cap funds hold stocks of companies with a market value between $1 billion and $10 billion. Small-cap funds typically hold stocks of companies with a market value of less than $1 billion.

    To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note, also, that the gap between best and worst tends to narrow over the long term.

                INTERNATIONAL STOCK MARKET RETURNS (1969-1998)

                                 1 YEAR      5 YEARS     10 YEARS      20 YEARS
                                 ------      -------     --------      --------
         Best                     69.9%        36.5%        22.8%        16.3%
         Worst                   -23.2          1.5          5.9         12.0
         Average                  14.7         13.6         14.9         14.7

    The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1998. Keep in mind that this was a particularly favorable period for foreign markets. For instance, over 10-year periods, foreign stocks provided an average return of 14.9%, compared to 11.0% for U.S. stocks (as measured by the Standard & Poor's 500 Composite Stock Price Index) during the same time frame. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or the Funds in particular.

    Keep in mind, too, that because the Funds' holdings are not identical to the MSCI EAFE Index or any other market index, the performance of the Funds will not mirror the returns of any particular index.

    Also note that the preceding chart does not take into account returns for foreign stock markets as measured by the MSCI Select Emerging Markets Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990-1998, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS

                       EUROPEAN          PACIFIC          EMERGING            U.S.
                        MARKET*          MARKET*          MARKETS*          MARKETS
                       --------          -------          --------          -------
         1990             -%               -%                -%                -%
         1991             -                -                 -                 -
         1992             -                -                 -                 -
         1993             -                -                 -                 -
         1994             -                -                 -                 -
         1995             -                -                 -**               -
         1996             -                -                 -                 -
         1997             -                -                 -                 -
         1998             -                -                 -                 -

* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; Emerging markets returns are measured by the MSCI Select Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Composite Stock Price Index.

** The inception date of the MSCI Select Emerging Markets Index was May 4, 1994; returns shown for 1990-1994 are measured by the MSCI Emerging Markets Free Index.

14


                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.

                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.


    Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

[FLAG GRAPHIC]   THE GOLD AND PRECIOUS METALS FUND AND, TO A MUCH LESSER EXTENT,
                 THE ENERGY AND HEALTH CARE FUNDS ARE SUBJECT TO COUNTRY RISK
                 AND CURRENCY RISK. COUNTRY RISK IS THE CHANCE THAT POLITICAL
                 EVENTS (SUCH AS A WAR), FINANCIAL PROBLEMS (SUCH AS GOVERNMENT
                 DEFAULT), OR NATURAL DISASTERS (SUCH AS AN EARTHQUAKE) WILL
                 WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT
                 COUNTRY TO LOSE MONEY. CURRENCY RISK IS THE CHANCE THAT A
                 "STRONGER" U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS
                 INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE
                 AGAINST A FOREIGN CURRENCY, YOUR INVESTMENT IN THAT COUNTRY
                 LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS.

FOREIGN CURRENCY EXCHANGE CONTRACTS

Each Fund may purchase foreign currency exchange contracts to help protect their holdings against unfavorable short-term changes in exchange rates. A foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign stocks use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts will not prevent the Funds' securities from falling in value during foreign market downswings. The advisers will use foreign currency exchange contracts to eliminate some of the uncertainty of foreign exchange rates. The Funds will not enter into such contracts for speculative purposes.

    The transition to a common European currency--the "euro"--which began on January 1, 1999, is one form of country risk that the Funds face. Although the euro conversion should have no immediate impact on a Fund's share price, it may cause uncertainty in European financial markets. If there are difficulties with the euro conversion, a Fund's European holdings could be adversely affected.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Each of the Funds may invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. These Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of total assets.

    The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

CASH RESERVES

Each Fund may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.

SECURITY SELECTION

Each Fund's adviser selects stocks from a specific industry or group or related industries to achieve the Fund's objective.

    ENERGY FUND. The investment strategy of the Fund is designed to provide returns that are broadly representative of the energy sector. To achieve this, the Fund invests in the stocks of companies engaged in the following energy-related activities: the production, transmission, marketing, control, and measurement of energy or energy fuels; the making of component products for such activities; energy research or experimentation; and activities related to energy conservation and pollution control. These activities may involve newer sources of energy, such as geothermal, nuclear, and solar power, as well as more traditional sources of energy, such as oil, natural gas, and coal. As new sources of energy are developed and current methods of exploiting and developing energy are advanced, then companies in these new areas will also be considered for the Energy Fund. However, the Fund will not purchase the stocks of electric utility companies, although it may invest in natural gas distributors and natural gas pipeline concerns.

    In selecting stocks, the adviser uses a "bottom up" approach, where stocks are chosen based on the adviser's estimate of fundamental investment value. Because the energy sector often has large write-offs for exploration charges, fundamental investment value is often determined by cash flow and asset valuations in addition to earnings valuations.

    GOLD AND PRECIOUS METALS FUND. The investment strategy of the Fund is designed to provide returns that are broadly representative of the gold and precious metals sector. To achieve this, the Fund focuses on stocks of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, or marketing and distribution of gold, silver, platinum, diamonds, or other precious and rare metals and minerals. The Fund may commit up to 100% of its assets in foreign stocks.

    In addition, up to 20% of the Fund's assets may be invested directly in gold, silver, and other precious metal bullion and coins. Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign), and dealers who are members--or affiliated with members--of a regulated U.S. commodities exchange. Gold, silver, or other precious metal bullion will not be purchased in any form that is not readily marketable. Coins will not be bought for their numismatic value, and will not be considered for the Fund if they cannot be bought and sold in an active market. Any bullion or coins bought by the Fund will be delivered to and stored with a qualified custodian bank in the U.S. Keep in mind that bullion and coins do not generate income--they offer only the potential for capital appreciation or depreciation, and may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks. Investments relating to gold and other precious metals or minerals are considered speculative.

    In selecting stocks for the Fund, the adviser emphasizes quality companies with attractive reserve positions and sound operations. The adviser also looks to maintain geographic diversity in the Fund.

    HEALTH CARE FUND. The investment strategy of the Fund is designed to provide returns that are broadly representative of the health care sector. The Fund's adviser strives for a balanced representation in the health-care field, searching for the best values in the various subsectors of the industry. To achieve this, the Fund invests in the stocks of companies engaged in the development, production, or distribution of products and services related to the treatment or prevention of diseases and other medical infirmities. Companies in these fields include, but are not limited to: pharmaceutical firms; companies that design, manufacture, or sell medical supplies, equipment, and support

16


                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

                                PLAIN TALK ABOUT
                                   THE FUNDS'
                                 REDEMPTION FEE

The Vanguard Specialized Funds charge a redemption fee on shares that are redeemed (including those redeemed by exchanging to another Vanguard fund) before they have been held for one year (and in some cases, before they have been held for five years). The Funds are intended for long-term investors, and this redemption fee ensures that the costs associated with short-term trading are borne by the investors making the transactions--and not by those shareholders investing in the Funds for the long term.

    At Vanguard, all fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative).


services; and companies that operate hospitals and other health care facilities. The Fund will also consider companies engaged in medical, diagnostic, biochemical, and biotechnological research and development.

    In selecting stocks, the adviser uses a "bottom up" approach, where stocks are chosen based on the adviser's estimate of fundamental investment value. The adviser looks for high-quality balance sheets, able management, and new product potential that will lead to above-average growth in revenues and earnings.

    The Funds are generally managed without regard to tax ramifications.

[FLAG GRAPHIC]   EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY
                 THAT THE ADVISER MAY DO A POOR JOB OF SELECTING THE SECURITIES,
                 ASSET CLASSES OR COUNTRIES IN WHICH THE FUND INVESTS.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Specialized Funds have adopted the following policies, among others, designed to discourage short-term trading:

- Each Fund reserves the right to reject any purchase request into any of the Funds--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Funds. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

- The Energy Fund and the Gold and Precious Metals Fund each impose a 1% redemption fee on shares that are redeemed by any method within one year of purchase. The Health Care Fund imposes a 1% redemption fee on shares redeemed by any method within five years of purchase, if those shares were purchased on or after April 19, 1999; shares purchased before April 19, 1999, are subject to a 1% redemption fee if redeemed within one year of purchase.

-   The Funds reserve the right to stop offering shares at any time.

    THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all aggressive growth stock funds is approximately -%, according to Morningstar, Inc.

TURNOVER RATE

Although the Funds seek to invest for the long term, each retains the right to sell securities regardless of how long the securities have been held. The Funds' average turnover rates for the past five years are as follows: -% for the Energy Fund, -% for the Gold and Precious Metals Fund, and -% for the Health Care Fund. (A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its total net assets within a one-year period.)


THE FUNDS AND VANGUARD

Vanguard Specialized Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $- billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

    Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


INVESTMENT ADVISERS

The Funds employ two external investment advisers. Wellington Management Company, LLP, serves as the adviser to the Energy and Health Care Funds. M&G Investment Management Limited serves as adviser to the Gold and Precious Metals Fund. The advisers manage the Funds subject to the control of the Funds' Trustees and officers.

    Wellington Management Company, LLP (WMC), 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of January 31, 1999, it managed more than $- billion in assets.

    Under the advisory agreement, the Energy and Health Care Funds, along with Vanguard Utilities Fund (also part of Vanguard Specialized Funds but offered through a separate prospectus) are required to pay WMC a quarterly fee based on certain annual percentage rates applied to each Fund's average month-end assets for each quarter. In addition, once the fee is calculated for the three Funds under this formula, the total fee will be reduced so that the fee paid by the Utilities Fund does not exceed 0.08%. For the fiscal year ended January 31, 1999, the advisory fees represented an effective annual rate of -% for the Energy Fund and -% for the Health Care Fund.

    M&G Investment Management Limited (M&G), 3 Minster Court, Great Tower Street, London, England EC3RXH, is an advisory firm and a wholly owned subsidiary of the M&G Group, an independent group of companies that began


                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

18


                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISERS

The individual primarily responsible for overseeing the Energy Fund's investments is:

    ERNST H. VON METZSCH, CFA, Senior Vice President of Wellington Management Company, LLP; Fund Manager since its inception in 1984; has worked in investment management since 1970; M.Sc., University of Leiden, Holland; Ph.D., Harvard University.

    The individual primarily responsible for overseeing the Gold and Precious Metals Fund's investments is:

    GRAHAM E. FRENCH, Investment Manager at M&G Investment Management Limited; Fund Manager since 1996; Assistant Fund Manager from 1991 through 1996; has worked in investment management since 1988; BSC, Durham University.

    The individual primarily responsible for overseeing the Health Care Fund's investments is:

    EDWARD P. OWENS, CFA, Senior Vice President of Wellington Management Company, LLP; Fund Manager since its inception in 1984; has worked in investment management since 1974; BS, University of Virginia; MBA, Harvard Business School.



providing investment services when it launched Great Britain's first unit trust (mutual fund) in 1931. As of January 31, 1999, M&G managed more than $- billion in assets.

    M&G's advisory fee is paid quarterly. This fee is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter. For the fiscal year ended January 31, 1999, the advisory fees represented an effective annual rate of -%.

    The Funds have authorized the advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

    The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

    In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

    However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

   You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

   Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

- The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

- Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund. Long-term capital gains may be taxed at different rates depending on how long the Fund held the securities.

- Although the Funds do not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of its ordinary investment activities. Consequently, distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

- Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities. If you meet certain holding-period requirements, an offsetting tax credit or deduction may be available. If you do not meet these requirements, you may still be entitled to a deduction for certain foreign taxes.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

                                PLAIN TALK ABOUT

                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.


                                PLAIN TALK ABOUT

                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.

20

   IMPORTANT NOTE: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                         TOTAL ASSETS   -   LIABILITIES
              NET ASSET VALUE      =     ------------------------------
                                          NUMBER OF SHARES OUTSTANDING

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A NOTE ON PRICING: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. The Funds also may use fair value pricing if the value of a security held by a Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by a Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

   Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are ENERGY, GOLD, and HLTHCARE.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions, and complete redemption at the end of the year). The information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                                PLAIN TALK ABOUT

                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Energy Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $- per share. During the year, the Fund earned $ - per share from investment income (interest and dividends) and $ - per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $- per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($ - per share) minus the distributions ($ - per share) resulted in a share price of $ - at the end of the year. This was an increase of $ - per share (from $- at the beginning of the year to $ - at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was - % for the year.

   As of January 31, 1999, the Fund had $ - billion in net assets. For the year, its expense ratio was - % ($ - per $1,000 of net assets); and net investment income amounted to - % of its average net assets. It sold and replaced securities valued at - % of its net assets.

                       FINANCIAL HIGHLIGHTS TABLE TO COME

   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund. You should also bear in mind that our published yield and total return figures do not normally take into account any taxes that investors must pay on their earnings.

22



                       FINANCIAL HIGHLIGHTS TABLE TO COME



                       FINANCIAL HIGHLIGHTS TABLE TO COME





"Standard & Poor's(R)," "S&P(R)," S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.

TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for these Funds unless you notify us otherwise.

VANGUARD DIRECT DEPOSIT SERVICE(TM) [BOOK GRAPHIC]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.

VANGUARD AUTOMATIC EXCHANGE SERVICE(TM) [BOOK GRAPHIC]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.

VANGUARD FUND EXPRESS(R) [BOOK GRAPHIC]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.

VANGUARD DIVIDEND EXPRESS(TM) [BOOK GRAPHIC]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK GRAPHIC]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.

ACCESS VANGUARD(TM) www.vanguard.com [PC GRAPHIC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-  Open a new account.*

-  Buy, sell, or exchange shares of most funds.

-  Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.

NOTE: HEALTH CARE FUND WEB TRANSACTIONS
During the closed period, it will not be possible to purchase Health Care Fund shares through Vanguard's website. However, shareholders may continue to redeem Fund shares online.

INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.

SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.

24

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.

FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.

FOR HOLDING PERSONAL TRUST ASSETS [BOOK GRAPHIC]
Invest assets held in an existing personal trust.

FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK GRAPHIC]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).

FOR AN ORGANIZATION [BOOK GRAPHIC]
Open an account as a corporation, partnership, endowment, foundation, or other entity.

FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.

VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.

A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.


BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.

MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

  NOTE: VANGUARD HEALTH CARE FUND IS TEMPORARILY CLOSED TO NEW INVESTORS; EXISTING SHAREHOLDERS MAY, HOWEVER, INVEST UP TO $25,000 IN AN EXISTING ACCOUNT DURING THE TEMPORARY CLOSURE.

add to an existing account
$100 by mail or exchange; $1,000 by wire.

A NOTE ON LOW BALANCES
The Funds reserve the right to close any nonretirement account whose balance falls below the minimum initial investment. Each Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.

BY MAIL TO . . . [ENVELOPE GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Energy Fund-51
Vanguard Gold and Precious Metals Fund-53
Vanguard Health Care Fund-52
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.

BY TELEPHONE TO . . . [PHONE GRAPHIC]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.

NOTE: HEALTH CARE FUND
During the closed period, it will not be possible to purchase Health Care Fund shares through Vanguard Tele-Account service. However, shareholderes may continue to redeem Fund shares using this electronic method.

IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

26

BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE GRAPHIC]
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Energy Fund - 51
Vanguard Gold and Precious Metals Fund - 53
Vanguard Health Care Fund - 52
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]

  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt a Fund's operation or performance.


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-  Vanguard sends the redemption proceeds to you or a designated third party.*
-  You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 29.

When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-  You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.

A NOTE ON REDEMPTION FEES

The Energy Fund and the Gold and Precious Metals Fund each impose a 1% fee on shares that are redeemed by any method within one year of purchase. For the Health Care Fund, shares purchased on or after April 19, 1999, are subject to a 1% redemption fee if redeemed within five years of purchase; shares purchased before April 19, 1999, are subject to a 1% redemption fee if redeemed within one year of purchase. Note: Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Funds reserve the right to impose redemption fees on their shares at any time if warranted by the Funds' future costs of processing redemptions from these accounts.

NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

ONLINE REQUESTS [PC GRAPHIC]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

  NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

TELEPHONE REQUESTS [PHONE GRAPHIC]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from these Funds to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.

We reserve the right to refuse a telephone redemption if the caller is unable to provide:

  [CHECKMARK GRAPHIC] The ten-digit account number.

  [CHECKMARK GRAPHIC] The name and address exactly as registered on the account.

  [CHECKMARK GRAPHIC] The primary Social Security or employer identification number as registered on the account.

  [CHECKMARK GRAPHIC] The Personal Identification Number, if applicable.

Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

28

A NOTE ON UNUSUAL CIRCUMSTANCES

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

MAIL REQUESTS [ENVELOPE GRAPHIC]

All Account Types Except Retirement:

Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:

For information on how to request distributions from:

-  Traditional IRAs and Roth IRAs--call Client Services.

- SEP - IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.

  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.

CHECK REDEMPTIONS

Normally, Vanguard will mail your check within two business days of a redemption.

EXCHANGE REDEMPTIONS

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

[CHECKMARK GRAPHIC]  The Fund name and account number.

[CHECKMARK GRAPHIC]  The amount of the transaction (in dollars or shares).

[CHECKMARK GRAPHIC]  Signatures of all owners exactly as registered on the account (for mail requests).

[CHECKMARK GRAPHIC]  Signature guarantees (if required).*

[CHECKMARK GRAPHIC]  Any supporting legal documentation that may be required.

[CHECKMARK GRAPHIC]  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH EACH OF THE FUNDS during any 12-month period.

-  Your round trips through the Fund must be at least 30 days apart.

-  A Fund may refuse a share purchase at any time, for any reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from one of the Funds followed by a purchase back into the same Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of that Fund.

RETURN YOUR SHARE CERTIFICATES

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

ALL TRADES FINAL

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.

30

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1110                       455 Devon Park Drive
Valley Forge, PA 19482-1110         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

  In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

  To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address -- instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.

CONFIRMATION STATEMENT

Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.

PORTFOLIO SUMMARY [BOOK GRAPHIC]

Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.

FUND FINANCIAL REPORTS

Mailed in March and September for these Funds.

TAX STATEMENTS

Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.

AVERAGE COST REVIEW STATEMENT [BOOK GRAPHIC]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES

Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK

A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK

The possibility that events such as political or financial troubles or natural disasters will weaken a country's economy.

CURRENCY RISK

The possibility that an American's foreign investment will lose money because of unfavorable currency exchange rates.

DIVIDEND INCOME

Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

INDUSTRY CONCENTRATION

Focusing on the securities of a specific industry (such as energy, gold and precious metals, or health care).

INVESTMENT ADVISER

An organization that makes the day-to-day decisions regarding a fund's investments.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO

The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL

The amount of your own money you put into an investment.

SECURITIES

Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN

A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE FUND

A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

VOLATILITY

The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION

If you'd like more information about Vanguard Specialized Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act file number: 811-3916

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P051N-05/28/1999

VANGUARD UTILITIES INCOME FUND

Prospectus
May 28, 1999
A Growth and Income Mutual Fund


CONTENTS

 1 FUND PROFILE

 2 ADDITIONAL INFORMATION

 3 A WORD ABOUT RISK

 3 WHO SHOULD INVEST

 3 PRIMARY INVESTMENT STRATEGIES

 8 THE FUND AND VANGUARD

 8 INVESTMENT ADVISER

 9 YEAR 2000 CHALLENGE

 9 DIVIDENDS, CAPITAL GAINS, AND TAXES

10 SHARE PRICE

11 FINANCIAL HIGHLIGHTS

12 INVESTING WITH VANGUARD

12 SERVICES AND ACCOUNT FEATURES

13 TYPES OF ACCOUNTS

13 BUYING SHARES

15 REDEEMING SHARES

18 TRANSFERRING REGISTRATION

18 FUND AND ACCOUNT UPDATES

GLOSSARY (inside back cover)


  WHY READING THIS PROSPECTUS IS IMPORTANT

  This prospectus explains the objective, risks, and strategies of Vanguard Utilities Income Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Utilities Income Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and moderate long-term capital growth and income.

INVESTMENT STRATEGIES

The Fund invests at least 75% of its assets in common stocks of utility companies. The remainder of the Fund's assets are invested in utility bonds rated BBB or better by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Utilities industry risk, which is the chance that utility stock and bond prices will fall due to industry-specific developments.

- Interest rate risk, which is the chance that utility stock and bond prices will fall because of rising interest rates.

- Manager risk, which is the possibility that the adviser will do a poor job of selecting securities.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 1999, was o%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ended ___________) and the lowest return for a quarter was - -% (quarter ended ___________).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             1 YEAR    5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
         Vanguard Utilities Income Fund        -%        -%            -%
         Utilities Composite Index**           -         -             -

--------------------------------------------------------------------------------

*    May 15, 1992.

** Utilities Composite Index consists of 80% Equity Blend and 20% Shearson Lehman Long-Term Utility Bond Index. The equity blend is made up of 40% Standard & Poor's Utilities Index, 40% Standard & Poor's Telephone Index, and 20% Lehman Utility Bond Index.
--------------------------------------------------------------------------------

2


                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.


                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Utilities Income Fund's expense ratio in fiscal year 1999 was -%, or $- per $1,000 of average net assets. The average [growth] equity mutual fund had expenses in 1998 of -%, or $- per $1,000 of average net assets, according to Lipper Inc., which reports on the mutual fund industry.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

SHAREHOLDER FEES (fees paid directly from your investment)

     Sales Charge (Load) Imposed on Purchases:                                           None
     Sales Charge (Load) Imposed on Reinvested Dividends:                                None
     Redemption Fees:                                                                    None
     Exchange Fees:                                                                      None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)

     Management Expenses:                                                                  -%
     12b-1 Distribution Fees:                                                            None
     Other Expenses:                                                                       -%
                                    TOTAL ANNUAL FUND OPERATING EXPENSES:                  -%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                                       1 YEAR        3 YEARS      5 YEARS      10 YEARS
                                       ------        -------      -------      --------
                                         $-            $-           $-            $-

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December

INVESTMENT ADVISER

Wellington Management Company, LLP, Boston, Mass., since inception

INCEPTION DATE

May 15, 1992

NET ASSETS AS OF JANUARY 31, 1999

$- billion

SUITABLE FOR IRAs

Yes

MINIMUM INITIAL INVESTMENT

$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION

Utility

VANGUARD FUND NUMBER

057

CUSIP NUMBER

921908604

TICKER SYMBOL

  VGSUX

A WORD ABOUT RISK

This prospectus describes the risks you would face as an investor in Vanguard Utilities Income Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard Utilities Income Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.

   Look for this [Flag Graphic] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You are seeking a simple, low-cost way to diversify your stock, bond, and money market investments with indirect exposure to the utilities industry.

- You are seeking a stock fund that offers the potential for above-average income.

- You are seeking growth of capital over the long term -- at least five years.

- You are seeking an investment that performs differently from a diversified stock or bond fund.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

   The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request -- including exchanges from other Vanguard funds -- that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-    The Fund reserves the right to stop offering shares at any time.


PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, a high level of current income and moderate long-term growth of capital and income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks -- utilities industry risk, market risk, interest rate risk, and manager risk -- faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.

                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

Some investors try to profit from market-timing -- switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.

4

                                PLAIN TALK ABOUT
                            UTILITY STOCKS AND BONDS
Utility stocks and bonds are issued by companies engaged in the generation, transmission, or distribution of electricity, telecommunications, gas, or water. Of these companies, telephone and electric utilities dominate the utility stock and bond markets. Historically, utilities have been subject to strict regulatory oversight. In recent years, however, changes in the regulatory climate have allowed utilities to provide products and services outside their traditional geographic areas, leading to increased competition and expanded prospects for growth. The Fund seeks to take advantage of the favorable opportunities expected to arise from these changes in regulation.

MARKET EXPOSURE

The Fund invests at least 75% of its assets in the common stocks of utility companies; the remaining assets are invested in utility bonds.

[FLAG GRAPHIC]    THE FUND IS SUBJECT TO UTILITIES INDUSTRY RISK, WHICH IS THE
                  POSSIBILITY THAT UTILITY STOCK AND BOND PRICES WILL FALL DUE
                  TO INDUSTRY-SPECIFIC DEVELOPMENTS.

   Because of its emphasis on utility stocks and bonds, the Fund's performance is strongly linked to the ups and downs of the utilities industry. In general, utilities are affected by a variety of factors. Changing regulation is one of the key risks, since regulators, largely at the state level, control utility revenues and costs and therefore may limit utility profits and dividends paid to investors. Also, regulators may restrict a utility company's access to new markets, thereby diminishing the company's long-term prospects. Individual sectors of the utilities industry are subject to additional risks:

- Electric utilities may be burdened by unexpected increases in fuel and other operating costs. They may also be adversely affected when long-term interest rates rise, since long-term borrowings are used to finance most utility investments; rising rates lead to higher financing costs, as well as reduced earnings. In addition, utilities are increasingly being called upon by regulators to bear the added, heavy costs of environmental compliance, nuclear waste clean-up, and safety regulation -- costs that may not be fully recovered by an increase in revenues.

- Telephone utilities continue to be affected by technological development leading to increased competition, as well as changing regulation of long-distance telephone service and other telecommunication businesses. While certain companies have benefited from the new competitive climate, others have not, and it is possible that increased competition in the future may hinder the growth of more traditionally oriented telephone companies.

- Certain gas transmission and distribution utilities have been moving to diversify into oil and gas exploration and development, making investment returns more sensitive to energy prices.

- The water utility sector is highly fragmented, so most water-supply companies find themselves in mature markets with little potential for growth.

[FLAG GRAPHIC]    THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY
                  THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG
                  PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF
                  RISING PRICES AND PERIODS OF FALLING PRICES.

   To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Composite Stock Price Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

                     U.S. STOCK MARKET RETURNS (1926-1998)

                                       1 YEAR      5 YEARS     10 YEARS      20 YEARS
                                       ------      -------     --------      --------
         Best                           54.2%       24.1%        19.9%        17.7%
         Worst                         -43.1       -12.5        -0.8          3.1
         Average                        13.1        10.7         11.0         11.0

   The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

   The Fund is expected to exhibit less volatility than stocks found in the S&P 500 Index, or the stock market as a whole. Historically, utilities stocks have been one of the least volatile sectors of the stock market. In addition, the Fund's bond holdings help to further dampen stock market risk, since stocks and bonds tend to move in opposite directions.

[FLAG GRAPHIC]    THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
                  POSSIBILITY THAT CHANGES IN INTEREST RATES COULD HURT UTILITY
                  STOCK AND BOND PERFORMANCE.

   In general, bond prices fall when interest rates rise. Because the Fund invests in bonds, changes in interest rates will have a significant impact on the value of the Fund's assets. In addition, utility stocks -- more so than other stock market sectors -- are often influenced by trends in interest rates, rather than price movements in the stock market. This combination of interest rate-sensitive stocks and bonds means that the Fund may at times move in the same direction as the bond market, rising and falling as interest rates change, independent of the stock market.

SECURITY SELECTION

Wellington Management Company, LLP, adviser to the Fund, selects stocks and bonds issued by various companies in the utilities industry.

[FLAG GRAPHIC]    THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY
                  THAT THE ADVISER COMPANY WILL DO A POOR JOB OF SELECTING
                  SECURITIES.

   At least 75% of the Fund's assets is invested in high-yielding stocks of companies in the business of generating, transmitting, or distributing electricity, telecommunications, gas, or water. Such investments will be selected on the basis of fundamental analysis to identify those securities that the adviser believes will provide both current income and the potential for growth in income and capital over time. Of the various utilities, the telephone and electric company sectors dominate the Fund's stock investments.

   The Fund's remaining assets are invested in utility bonds rated BBB or better by Standard & Poor's Corporation, or Baa or better by Moody's Investors Service, Inc. The Fund may also invest in bonds issued by foreign governments, agencies, or instrumentalities, or by companies domiciled outside the United States; these bonds, however, must be valued in U.S. dollars and rated A or better. The telephone and electric utility sectors also dominate the Fund's bond investments, since the market for utility bonds is dominated by telephone and electric utility issuers.

   A breakdown of the Fund's stock and bond holdings as of January 31, 1999 follows.

6


                           UTILITY STOCK DISTRIBUTION
         ---------------------------------------------------------------------------
         TYPE OF STOCK                                            PERCENTAGE OF FUND
         -------------                                            ------------------

         Electric                                                           -%
         Telephone                                                          -
         Natural Gas                                                        -
         Energy                                                             -
         Technology                                                         -
         Miscellaneous                                                      -
         Basic Materials                                                    -
                                                                          ---
         Total                                                            100%
                                                                          ===


                            UTILITY BOND DISTRIBUTION
         ---------------------------------------------------------------------------
         TYPE OF BOND                                             PERCENTAGE OF FUND
         -------------                                            ------------------
         Electric                                                           -%
         Telephone                                                          -
         Gas                                                                -
                                                                          ---
         Total                                                            100%
                                                                          ===

   The Fund is generally managed without regard to tax ramifications.

[FLAG GRAPHIC]    THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY
                  THAT THE ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about -%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic stock funds is approximately 85%, according to Morningstar, Inc.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in utility stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective.

   The Fund may invest up to 30% of its equity assets in foreign securities. All or a portion of these foreign securities may be in the form of American Depository Receipts (ADRs) or European Depository Receipts (EDRs). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the United States securities markets and EDRs are designed for trading in European securities markets.

   The Fund may enter into forward foreign currency contracts, which help protect its holdings against unfavorable short-term changes in exchange rates. A forward currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign investments use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts will not prevent the fund's securities from falling in value during foreign market downswings. WMC will use forward currency exchange contracts to eliminate some of the uncertainty of foreign exchange rates.

   To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the possibility that political events (such as a war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money; and (2) currency risk, which is the possibility that Americans investing abroad could lose money because of a rise in the value of the U.S. dollar versus foreign currencies.

   The transition to a common European currency -- the "euro" -- which began on January 1, 1999 is one form of country risk that the Fund faces. Although the euro conversion should have no immediate impact on the Fund's share price, it may cause uncertainty in European financial markets. If there are difficulties with the euro conversion, the Fund's European holdings could be adversely affected.

   The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial -- in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which the Fund acquires an interest cannot exceed 20% of its total assets.

   The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced. The Fund may, from time to time, take temporary defensive measures -- such as holding cash reserves without limit -- that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

8
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

Wellington Management Company, LLP is an investment advisory firm founded in 1928. As of January 31, 1999, WMC managed more than $- billion in assets, including all or part of 14 Vanguard funds. The managers responsible for overseeing the implementation of WMC's strategy for Vanguard Utilities Income Fund are:

     EARL E. MCEVOY, Senior Vice President and Partner of WMC; has worked in investment management since 1972; has managed portfolio investments since 1978; with WMC since 1978; has advised the Fund since 1997; B.A. from Dartmouth College, M.B.A. from Columbia Business School.

     MARK J. BECKWITH, Vice President of WMC; has worked in investment management since 1981; has managed portfolio investments since 1989; with WMC since 1995; has advised the Fund since 1996; B.S. from Fairfield University, M.S. from Stanford University.

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment funds holding assets worth more than $- billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


INVESTMENT ADVISER

The Fund employs Wellington Management Company, LLP, (WMC), 75 State Street, Boston, MA 02109, as its investment adviser. WMC manages the Fund subject to the control of the Trustees and officers of the Fund.

   WMC's advisory fee is paid quarterly. This fee is based on the total assets of Vanguard Utilities Income Fund and the total assets of two other Vanguard Specialized Funds managed by WMC. The three Funds pay WMC an aggregate fee calculated by applying certain annual percentage rates to the average month-end net assets of the three Funds for each quarter.

   Once the aggregate advisory fee to WMC is calculated for Vanguard Utilities Income Fund and the two other funds, the total fee is reduced in order that the advisory fee paid by Vanguard Utilities Income Fund does not exceed 0.08%.

   For the fiscal year ended January 31, 1999, the investment advisory fee paid to WMC represented an effective annual rate of -% of the Fund's average net assets.

   The Fund has authorized WMC to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.

   In the interest of obtaining better execution of a transaction, WMC may choose brokers who charge higher commissions. If more than one broker can obtain the best available price and favorable execution of a transaction, then WMC is authorized to choose a broker who, in addition to executing the transaction, will provide research services to WMC or the Fund. Also, the Fund may direct WMC to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

   The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for WMC or as an additional adviser. However, any such change will be communicated to shareholders in writing.


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends less expenses) as well as any capital gains realized from the sale of its holdings. Income distributions generally occur in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December -- if paid to you by the end of January -- are taxed as if they had been paid to you in December.

                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.


                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received -- even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.

10


     Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

- The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

- Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

- Although the Fund does not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of its ordinary investment activities. Consequently, distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

     The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

     IMPORTANT NOTE: By law, the Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                         TOTAL ASSETS   -   LIABILITIES
                NET ASSET VALUE    =     -------------------------------
                                          NUMBER OF SHARES OUTSTANDING

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

   The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is UTILITY.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report -- along with the Fund's financial statements -- is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                       FINANCIAL HIGHLIGHTS TABLE TO COME


                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $- per share. During the year, the Fund earned $- per share from investment income (interest and dividends) and $- per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $- per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($- per share) minus the distributions ($- per share) resulted in a share price of $- at the end of the year. This was an increase of $- per share (from $- at the beginning of the year to $- at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -% for the year.

   As of January 31, 1999, the Fund had $- billion in net assets. For the year, its expense ratio was -% ($- per $1,000 of net assets); and net investment income amounted to -% of its average net assets. It sold and replaced securities valued at -% of its net assets.

   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

12


  INVESTING WITH VANGUARD

     Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.

TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)

Automatically set up for this Fund unless you notify us otherwise.

VANGUARD DIRECT DEPOSIT SERVICE(TM) [BOOK GRAPHIC]

Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.

VANGUARD AUTOMATIC EXCHANGE SERVICE(TM) [BOOK GRAPHIC]

Automatic method for moving a fixed amount of money from one Vanguard fund account to another.

VANGUARD FUND EXPRESS(R) [BOOK GRAPHIC]

Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.

VANGUARD DIVIDEND EXPRESS(TM) [BOOK GRAPHIC]

Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOK GRAPHIC]

Toll-free 24-hour access to Vanguard fund and account information -- as well as some transactions -- by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.

ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER GRAPHIC]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*

-    Buy, sell, or exchange shares of most funds.

-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

* Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.

INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.

SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.

FOR ONE OR MORE PEOPLE

Open an account in the name of one (individual) or more (joint tenants) people.

FOR HOLDING PERSONAL TRUST ASSETS [BOOK GRAPHIC]

Invest assets held in an existing personal trust.

FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK GRAPHIC]

Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).

FOR AN ORGANIZATION [BOOK GRAPHIC]

Open an account as a corporation, partnership, endowment, foundation, or other entity.

FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS

Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.

VANGUARD PROTOTYPE PLANS

Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.

A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.


BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.

MINIMUM INVESTMENT TO . . .

open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.

A NOTE ON LOW BALANCES

The Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.

BY MAIL TO . . . [ENVELOPE GRAPHIC]

open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

14

Make your check payable to: The Vanguard Group - 57
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.

BY TELEPHONE TO . . . [TELEPHONE GRAPHIC]

open a new account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.

IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE GRAPHIC]

Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Utilities Income Fund - 57
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]

  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.


REDEEMING SHARES

This section describes how you can redeem -- that is, sell or exchange -- the Fund's shares.

When Selling Shares:

-    Vanguard sends the redemption proceeds to you or a designated third party.*

-    You can sell all or part of your Fund shares at any time.

*    May require a signature guarantee; see footnote on page 17.

When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.

-    You must meet the receiving fund's minimum investment requirements.

- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.

NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

ONLINE REQUESTS [COMPUTER GRAPHIC]

ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

  NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

TELEPHONE REQUESTS [TELEPHONE GRAPHIC]

All Account Types Except Retirement:

Call Vanguard Tele-Account 24 hours a day -- or Client Services during business hours -- to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

16

Retirement Accounts:

You can exchange -- but not sell -- shares by calling Tele-Account or Client Services.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.

  We reserve the right to refuse a telephone redemption if the caller is unable to provide:

  [CHECK MARK GRAPHIC] The ten-digit account number.

  [CHECK MARK GRAPHIC] The name and address exactly as registered on the account.

  [CHECK MARK GRAPHIC] The primary Social Security or employer identification number as registered on the account.

  [CHECK MARK GRAPHIC] The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

A NOTE ON UNUSUAL CIRCUMSTANCES

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

MAIL REQUESTS [ENVELOPE GRAPHIC]

All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:

-    Traditional IRAs and Roth IRAs -- call Client Services.

- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans -- call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds -- up to seven days -- if the amount will disrupt the Fund's operation or performance.

  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.

CHECK REDEMPTIONS

Normally, Vanguard will mail your check within two business days of a redemption.

EXCHANGE REDEMPTIONS

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:

  [CHECK MARK GRAPHIC] The Fund name and account number.

  [CHECK MARK GRAPHIC] The amount of the transaction (in dollars or shares).

  [CHECK MARK GRAPHIC] Signatures of all owners exactly as registered on the account (for mail requests).

  [CHECK MARK GRAPHIC] Signature guarantees (if required).*

  [CHECK MARK GRAPHIC] Any supporting legal documentation that may be required.

  [CHECK MARK GRAPHIC] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

-    Your round trips through the Fund must be at least 30 days apart.

-    The Fund may refuse a share purchase at any time, for any reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

18

RETURN YOUR SHARE CERTIFICATES

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

ALL TRADES FINAL

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1100                       455 Devon Park Drive
Valley Forge, PA 19482-1100         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

  In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

  To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address -- instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.

CONFIRMATION STATEMENT

Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.

PORTFOLIO SUMMARY [BOOK GRAPHIC]

Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.

FUND FINANCIAL REPORTS

Mailed in March and September for this Fund.

TAX STATEMENTS

Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.

AVERAGE COST REVIEW STATEMENT [BOOK GRAPHIC]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.

                      (This page intentionally left blank.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT

An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES

Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK

A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DISTRIBUTIONS

Payments to shareholders of dividend income, capital gains, and return of capital generated by the fund's investment activities and distribution policies, after expenses.

DIVIDEND INCOME

Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION

Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

INDUSTRY CONCENTRATION

Focusing on the securities of a specific industry (such as real estate, technology, or utilities).

MUTUAL FUND

An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

PRINCIPAL

The amount of your own money you put into an investment.

TOTAL RETURN

A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY

The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP GRAPHIC]

THE VANGUARD GROUP(R)
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION

If you'd like more information about Vanguard Utilities Income Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:  1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
www.vanguard.com


If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Fund's Investment Company Act file number: 811-3916


(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P057N - 05/28/1999

VANGUARD REIT INDEX FUND


Prospectus
May 28, 1999

A Real Estate Stock Mutual Fund


Contents

1   Fund Profile

3   Additional Information

3   An Introduction to Index Funds

4   A Word About Risk

4   Who Should Invest

5   Primary Investment Strategies

8   The Fund and Vanguard

8   Investment Adviser

8   Year 2000 Challenge

9   Dividends, Capital Gains, and Taxes

10  Share Price

11  Financial Highlights

12  Investing with Vanguard

12  Services and Account Features

13  Types of Accounts

13  Buying Shares

15  Redeeming Shares

18  Transferring Registration

18  Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard REIT Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard REIT Index Fund.

INVESTMENT OBJECTIVE

The Fund is a stock index fund that seeks to provide a high level of income and moderate long-term capital growth.

INVESTMENT STRATEGIES

The Fund invests at least 98% of its assets in stocks issued by real estate investment trusts (known as "REITs"), in an attempt to parallel the investment performance of the Morgan Stanley REIT Index. The Fund's remaining assets are invested in cash reserves.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The fund is also subject to:

- Real estate industry risk, which is the chance that property values will fall due to a variety of factors, such as a decline in rental rates.

- Interest rate risk, which is the chance that changes in interest rates will hurt real estate values.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                  [BAR GRAPH]


         The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 1999, was -%.


   During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ended ___________) and the lowest return for a quarter was - -% (quarter ended ___________).


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                               1 YEAR   SINCE INCEPTION*
--------------------------------------------------------------------------------
         Vanguard REIT Index Fund               -%           -%

         Morgan Stanley REIT Index               -            -

         *May 13, 1996.
--------------------------------------------------------------------------------

2

                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard REIT Index Fund's expense ratio in fiscal year 1999 was - %, or $ - per $1,000 of average net assets. The average growth equity mutual fund had expenses in 1998 of - %, or $ - per $1,000 of average net assets, according to Lipper, Inc., which reports on the mutual fund industry.


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred during the fiscal year ended January 31, 1999.


SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                        1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                     -%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                          -%
          TOTAL ANNUAL FUND OPERATING EXPENSES:                               -%


*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
        1 YEAR        3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
          $-             $-           $-            $-

   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                PLAIN TALK ABOUT
                           VANGUARD'S REDEMPTION FEES

The Vanguard REIT fund charges a redemption fee on shares that are redeemed (including those redeemed by exchanging to another Vanguard fund) before they have been held for one year. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to the fund to offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, ensures that short-term investors pay their share of the fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Distributions are paid in March, June, September, and December. These distributions may include dividends and capital gains (which are taxable) and a return of capital (which is generally nontaxable). Dividends are distributed in March, June, September, and December; capital gains are distributed annually in December

INVESTMENT ADVISER

Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE

May 13, 1996

NET ASSETS AS OF JANUARY 31, 1999

$- billion

SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION

REIT

VANGUARD FUND NUMBER

123

CUSIP NUMBER

921908703

TICKER SYMBOL

VGSIX

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities in the index.

   Index funds may seek to track indexes that hold a certain type of stock -- such as growth or value, small-cap or large-cap, or those from just one industry -- or they may seek to track indexes that consist of a broader range of stocks -- for example, the entire U.S. stock market.

   Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis, in an attempt to outperform the market as a whole. Rather, index funds simply mirror what the target index does, for better or worse.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:

-  Simplicity. Indexing is a straightforward market-matching strategy.

- Diversification. Indexes generally cover a wide variety of companies and industries.

- Relative performance predictability. An index fund is expected to closely parallel the performance of its target index.

- Low cost. Index funds do not have many of the expenses of an actively managed fund -- such as research -- and they keep trading activity, and thus brokerage commissions, to a minimum.

- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate -- and thus its realization of taxable capital gains -- is usually very low.

   KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND -- WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE -- WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

4


--------------------------------------------------------------------------------
A WORD ABOUT RISK

This prospectus describes the risks you would face as an investor in Vanguard REIT Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard REIT Index Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.

   Look for this [FLAG GRAPHIC] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.

                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

Some investors try to profit from market-timing -- switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You are seeking a simple, low-cost way to diversify your stock, bond, and money market investments with indirect exposure to real estate.

- You are seeking a stock fund that offers the potential for above-average income.

- You are seeking some growth of capital over the long term -- at least five years.

   THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.


   The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request -- including exchanges from other Vanguard funds -- that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

- The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-  The Fund reserves the right to stop offering shares at any time.

-  Telephone and online exchanges are not permitted for non-IRA accounts.

                                PLAIN TALK ABOUT
                                      REITs

Rather than owning properties directly -- which can be costly and difficult to convert into cash when needed --some investors buy shares in a company that owns and manages real estate. This company is known as a real estate investment trust, or REIT. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages, and sales of property. REITs offer investors greater liquidity and diversification than direct ownership of a handful of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, however, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations.

                                PLAIN TALK ABOUT
                                 TYPES OF REITS

An equity REIT, which owns properties, generates income from rental and lease payments and offers the potential for growth from property appreciation. Equity REITs also provide occasional capital gains from the sale of property. A mortgage REIT makes loans to commercial real estate developers. Mortgage REITs earn interest income and are subject to credit risk (that is, the chance that a developer will fail to repay a loan). A hybrid REIT holds properties and mortgages.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategy that the investment adviser uses in pursuit of the Fund's objective, above-average income and some long-term growth in capital. It also explains how the adviser implements this strategy. In addition, this section discusses several important risks -- real estate industry risk, market risk, and interest rate risk -- faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.

MARKET EXPOSURE

The Fund intends to remain at least 98% invested in the stocks of real estate investment trusts (REITs); the remaining assets will be invested in cash reserves to maintain liquidity for shareholder redemptions.

[FLAG GRAPHIC] THE FUND IS SUBJECT TO REAL ESTATE INDUSTRY RISK, WHICH IS THE
       CHANCE THAT A REIT'S PROPERTIES COULD FALL IN VALUE.

   Because of its emphasis on REIT stocks, the Fund's performance is strongly linked to the ups and downs of the real estate market. In general, real estate values are affected by a variety of factors, including supply and demand for properties; the economic health of the country as well as different regions; and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, loss of IRS status as a qualified REIT, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws.

[FLAG GRAPHIC] THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT
       STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND
       PERIODS OF FALLING PRICES.

                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Generally, Vanguard defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $10 billion. Mid-cap funds hold stocks of companies with a market value between $1 billion and $10 billion. Small-cap funds typically hold stocks of companies with a market value of less than $1 billion.

6


   To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Composite Stock Price Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment fund would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


                     U.S. STOCK MARKET RETURNS (1926 - 1998)
--------------------------------------------------------------------------------
                     1 YEAR      5 YEARS     10 YEARS      20 YEARS
--------------------------------------------------------------------------------
         Best        54.2%        24.1%       19.9%          17.7%
         Worst     - 43.1       - 12.4       - 0.8            3.1

         Average     13.1         10.7        11.0           11.0
--------------------------------------------------------------------------------


   The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a - 12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

   REITs in the Morgan Stanley REIT Index tend to be small or medium-size companies; their market capitalizations generally range from $75 million to $4 billion. Like small-cap stocks in general, REIT stocks can be more volatile than -- and at times will perform differently from -- the large-cap stocks found in the S&P 500 Index.

   In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Historically, however, the significant amount of dividend income provided by REITs has tended to soften the impact of this volatility.

[FLAG GRAPHIC] THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
       POSSIBILITY THAT CHANGES IN INTEREST RATES COULD HURT REIT PERFORMANCE.


   In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain.

SECURITY SELECTION

Vanguard REIT Index Fund employs an indexing, or passively managed, investment approach. The Fund's adviser, Vanguard Core Management Group, invests at least 98% of the Fund's assets in an attempt to parallel the performance of the Fund's target benchmark, the Morgan Stanley REIT Index.

   The Fund holds each stock contained in the Morgan Stanley REIT Index in roughly the same proportions as in the Index itself. For example, if 5% of the Morgan Stanley REIT Index were made up of the stock of a specific REIT, the Fund would invest the same percentage of its noncash assets in that stock.

   The Morgan Stanley REIT Index is made up of the stocks of all publicly traded equity REITs (except health-care REITs) that meet certain criteria. For example, to be included in the Index, a REIT must have a total market capitalization of at least $100 million and have enough shares and trading volume to be considered liquid. In line with the Index, Vanguard REIT Index Fund invests in equity REITs only.

   As of January 31, 1999, - equity REITs were included in the Index. The Index is rebalanced every calendar quarter, as well as each time that a REIT is removed from the Index because the REIT's market capitalization falls below $75 million; or because of other changes in the REIT's status; or because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or change in shares outstanding.

                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic stock funds is approximately 85%, according to Morningstar, Inc.


   Stocks in the Morgan Stanley REIT Index represent a broadly diversified range of property types and regions. The Index's makeup, as of January 31, 1999, follows.

--------------------------------------------------------------------------------
PROPERTY TYPES                                             PERCENTAGE OF FUND
--------------------------------------------------------------------------------
Retail                                                             -

Residential Apartments                                             -

Office                                                             -

Industrial                                                         -

Hotels                                                             -

Diversified                                                        -
--------------------------------------------------------------------------------

   The Fund is generally managed without regard to tax ramifications.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate since inception has been about - %. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in common stocks of REITs, the Fund may make certain other kinds of investments to achieve its objective.

   The Fund may invest, to a limited extent, in foreign securities.

   The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial -- in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which the Fund acquires an interest cannot exceed 20% of its total assets. To the extent that such contracts are utilized, the Fund will not have 98% of its assets invested in REIT stocks. However, such contracts will only be utilized to mirror the performance of the Index.

   The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

8

                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

   Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment funds holding assets worth more than $- billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

Vanguard Core Management Group provides investment advisory services to many Vanguard funds. As of January 31, 1999, the Group managed more than $- billion in total assets. The individual responsible for overseeing the REIT Index Fund's investments is:

   GEORGE U. SAUTER, Managing Director of Vanguard; has worked in investment management since 1985; primary responsibility for Vanguard Core Management since 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

INVESTMENT ADVISER

Vanguard Core Management Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard REIT Index Fund. For the fiscal year ended January 31, 1999, the advisory fees represented an effective annual rate of _____% of the Fund's average net assets.

   The Fund has authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Fund may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each March, June, September, and December, Vanguard REIT Index Fund will provide shareholders with virtually all of the distributions it receives from its REIT investments; such distributions may include return of capital and capital gains distributions. The Fund may also realize gains on the sale of its REIT investments; distributions of these gains, if any, will be included in the December distribution. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you (to the extent they are not return of capital). It is important to note that distributions of dividends and capital gains that are declared in December -- if paid to you by the end of January -- are taxed as if they had been paid to you in December.

   Vanguard will send you a statement each year showing the tax status of all your distributions. REITs do not provide complete information about the taxability of their distributions until after the calendar year-end. As a result, Vanguard cannot determine how much of the Fund's annual distributions is taxable for shareholders until after the traditional January 31 deadline for issuing Forms 1099-DIV (1099). Therefore, we will request permission each year from the Internal Revenue Service (IRS) for an extension. IF OUR REQUEST IS APPROVED, WE EXPECT TO MAIL FORMS 1099 TO VANGUARD REIT INDEX FUND SHAREHOLDERS WITH NONRETIREMENT ACCOUNTS IN FEBRUARY.

   If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

- The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

- Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

- Although the Fund does not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of its ordinary investment activities. Consequently, distributions may vary considerably from year to year.

                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

                                PLAIN TALK ABOUT
                                RETURN OF CAPITAL

The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "noncash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield (in other words, provide investors with a higher distribution). This portion of the distribution is classified as a return of capital.

10


- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

- Any dividends distributed by REITs -- and funds that invest in REITs -- are not eligible for the dividends-received deduction for corporations.

   The portion of your distributions that is classified as a return of capital is generally not taxable to you. However, when you receive a return of capital, your cost basis (that is, the adjusted cost of your investment, which is used to determine a capital gain or loss) is decreased by the amount of the return of capital. This, in turn, will affect the capital gain or loss you realize when you sell or exchange any of your Vanguard REIT Index Fund shares.

   Two other important tax considerations about return of capital:

- If you do not reinvest your distributions (that is, you receive your distributions in cash), your original investment in the Fund will be reduced by the amount of return of capital and capital gains included in the distribution.

- A return of capital is generally not taxable to you; however, any return of capital distribution would be taxable as a capital gain once your cost basis is reduced to zero (which could happen if you do not reinvest your distributions, and return of capital in those distributions is significant).

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

   IMPORTANT NOTE: By law, the Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                           TOTAL ASSETS   -   LIABILITIES
                NET ASSET VALUE    =       ------------------------------
                                            NUMBER OF SHARES OUTSTANDING

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

   The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is REIT.

                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $- per share. During the year, the Fund earned $- per share from investment income (interest and dividends) and $ - per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $- per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($ - per share) minus the distributions ($ - per share) resulted in a share price of $ - at the end of the year. This was an increase of $ - per share (from $- at the beginning of the year to $ - at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was - % for the year.

   As of January 31, 1999, the Fund had $ - billion in net assets. For the year, its expense ratio was - % ($ per $1,000 of net assets); and net investment income amounted to - % of its average net assets. It sold and replaced securities valued at - % of its net assets.


FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report -- along with the Fund's financial statements -- is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                               VANGUARD REIT INDEX FUND
                                        YEAR ENDED JANUARY 31, MAY 13, 1996,* TO
                                        ----------------------
                                              1999        1998     JAN. 31, 1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            -       $  12.64       $ 10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                         -           .590          .341
  Net Realized and Unrealized Gain (Loss)
   on Investments                               -          1.520         2.659
                                             -----------------------------------
   Total from Investment Operations             -          2.110         3.000
                                             -----------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income          -          (.590)        (.341)
  Distributions from Realized Capital Gains     -          (.086)        (.005)
  Return of Capital                             -          (.094)        (.014)
                                             -----------------------------------
   Total Distributions                          -          (.770)        (.360)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  -       $  13.98       $ 12.64
================================================================================

TOTAL RETURN**                                  -          17.08%        30.33%
================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)          -       $  1,317       $   655

  Ratio of Total Expenses to
   Average Net Assets                           -           0.24%         0.36%+

  Ratio of Net Investment Income to
   Average Net Assets                           -           4.66%         5.55%+

  Portfolio Turnover Rate                       -              2%            0%
================================================================================

 * Inception.

** Total return figures do not reflect the 1% fee assessed on redemptions of shares held for less than one year.

 + Annualized.

   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

Vanguard REIT Index Fund is not sponsored, sold, promoted, or endorsed by Morgan Stanley. The Morgan Stanley REIT Index is the exclusive property of Morgan Stanley and is a service mark of Morgan Stanley Group Inc.

12

INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------

TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)

Automatically set up for this Fund unless you notify us otherwise.
NOTE: Limitations do apply; see page 15.
--------------------------------------------------------------------------------

VANGUARD DIRECT DEPOSIT SERVICE(TM) [BOOK GRAPHIC]

Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------

VANGUARD AUTOMATIC EXCHANGE SERVICE(TM) [BOOK GRAPHIC]

Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------

VANGUARD FUND EXPRESS(R) [BOOK GRAPHIC]

Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------

VANGUARD DIVIDEND EXPRESS(TM) [BOOK GRAPHIC]

Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK GRAPHIC]

Toll-free 24-hour access to Vanguard fund and account information -- as well as some transactions -- by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------

ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER GRPAHIC]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-  Open a new account.*

-  Buy, sell, or exchange shares of most funds.

-  Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------

INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335

Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102

Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------

FOR ONE OR MORE PEOPLE

Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------

FOR HOLDING PERSONAL TRUST ASSETS [BOOK GRAPHIC]

Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------

FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK GRAPHIC]

Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------

FOR AN ORGANIZATION [BOOK GRAPHIC]

Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS

Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------

VANGUARD PROTOTYPE PLANS

Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

A NOTE ON LOW BALANCES

The Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------

By Mail to . . . [ENVELOPE GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.
--------------------------------------------------------------------------------

14

Make your check payable to: The Vanguard Group - 123
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

BY TELEPHONE TO . . . [PHONE GRAPHIC]

open a new account

Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account

Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.


Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.

--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------

BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE GRAPHIC]

Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard REIT Index Fund - 123
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------

   You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem -- that is, sell or exchange -- the Fund's shares.

When Selling Shares:

-  Vanguard sends the redemption proceeds to you or a designated third party.*

-  You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 17.

When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.

-  You must meet the receiving fund's minimum investment requirements.

- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.

--------------------------------------------------------------------------------
NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
--------------------------------------------------------------------------------

ONLINE REQUESTS [COMPUTER GRAPHIC]

ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

  NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, AND VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------

TELEPHONE REQUESTS [PHONE GRAPHIC]

All Account Types Except Retirement:

Call Vanguard Tele-Account 24 hours a day -- or Client Services during business hours -- to sell shares.

Retirement Accounts:

You can exchange -- but not sell -- shares by calling Tele-Account or Client Services.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739
--------------------------------------------------------------------------------

16

--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------

  We reserve the right to refuse a telephone redemption if the caller is unable to provide:

[CHECK MARK] The ten-digit account number.

[CHECK MARK] The name and address exactly as registered on the account.

[CHECK MARK] The primary Social Security or employer identification number as registered on the account.

[CHECK MARK] The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------

A NOTE ON UNUSUAL CIRCUMSTANCES

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------

MAIL REQUESTS [ENVELOPE GRAPHIC]

All Account Types Except Retirement:

Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:

For information on how to request distributions from:

- Traditional IRAs and Roth IRAs -- call Client Services.

- SEP - IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans -- call Individual Retirement Plans at 1-800-662-2003.


Depending on your account registration type, additional documentation may be required.


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds -- up to seven days -- if the amount will disrupt the Fund's operation or performance.

  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------

CHECK REDEMPTIONS

Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------

EXCHANGE REDEMPTIONS

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

[CHECK MARK] The Fund name and account number.

[CHECK MARK] The amount of the transaction (in dollars or shares).

[CHECK MARK] Signatures of all owners exactly as registered on the account (for mail requests).

[CHECK MARK] Signature guarantees (if required).*

[CHECK MARK] Any supporting legal documentation that may be required.

[CHECK MARK] Any outstanding certificates representing shares to be redeemed.


*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------

LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

-  Your round trips through the Fund must be at least 30 days apart.

-  The Fund may refuse a share purchase at any time, for any reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------

18

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES FINAL

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1100                       455 Devon Park Drive
Valley Forge, PA 19482-1100         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

  In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

  To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address -- instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------

CONFIRMATION STATEMENT

Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY [BOOK GRAPHIC]

Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS

Mailed in March and September for this Fund.
--------------------------------------------------------------------------------

TAX STATEMENTS

Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------

AVERAGE COST REVIEW STATEMENT [BOOK GRAPHIC]

Issued annually for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT

An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.


CASH RESERVES

Cash deposits, short-term bank deposits, and money market instruments, which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


COMMON STOCK

A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


COST BASIS

The adjusted cost of an investment, used to determine a capital gain or loss for tax purposes.


DISTRIBUTIONS

Payments to shareholders of dividend income, capital gains, and return of capital generated by the fund's investment activities and distribution policies, after expenses.


DIVIDEND INCOME

Payment to shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


FIXED-INCOME SECURITIES

Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.


FUND DIVERSIFICATION

Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.


INDUSTRY CONCENTRATION

Focusing on the securities of a specific industry (such as real estate, technology, or utilities).


LIQUIDITY

The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).


MUTUAL FUND

An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


PASSIVE MANAGEMENT

A low-cost investment strategy in which a mutual fund tries to match -- rather than outperform -- a particular market index. Also known as indexing.


PRINCIPAL

The amount of your own money you put into an investment.


REAL ESTATE INVESTMENT TRUST (REIT)

A company that owns and manages a fund of properties, mortgages, or both.


RETURN OF CAPITAL

A nontaxable portion of distributions. In general, the cost basis of an investment is reduced when a return of capital is distributed, deferring taxes until the investment is sold.


TOTAL RETURN

A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.


VOLATILITY

The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.


YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION

If you'd like more information about Vanguard REIT Index Fund, the following documents are available free upon request:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund.


The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.


To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
www.vanguard.com





If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:


CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)


TEXT TELEPHONE:
1-800-662-2738


INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.


Fund's Investment Company Act
file number: 811-3916



(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,

Distributor.

P123N - 05/28/1999

                                     PART B


                           VANGUARD SPECIALIZED FUNDS


                                 (THE "TRUST")


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 28, 1999



     This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated May 28, 1999). To obtain a Prospectus or an additional Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call the Investor Information Department:


                                 1-800-662-7447

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Description of the Trust....................................   B-1
Investment Policies.........................................   B-3
Fundamental Investment Limitations..........................   B-8
Management of the Trust.....................................  B-10
Investment Advisory Services................................  B-13
Securities Transactions.....................................  B-14
Purchase of Shares..........................................  B-15
Redemption of Shares........................................  B-16
Share Price.................................................  B-16
Performance Measures........................................  B-17
Yield and Total Return......................................  B-19
Financial Statements........................................  B-21



                            DESCRIPTION OF THE TRUST



ORGANIZATION



     The Trust was organized as a Pennsylvania business trust in 1983, and then reorganized as a Maryland corporation in 1986. It reorganized again as a Delaware business trust in June 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Specialized Portfolios, Inc. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following funds (all investor share class):



Vanguard Energy Fund


Vanguard Gold and Precious Metals Fund


Vanguard Health Care Fund


Vanguard Utilities Income Fund


Vanguard REIT Index Fund



(individually, a "Fund"; collectively, the "Funds")



The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS



     CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245, and First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serve as the Trust's custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records.



     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17(th) Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent accountants. The accountants audit financial statements for the Trust and provide other related services.



     TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.



CHARACTERISTICS OF THE TRUST'S SHARES



     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.



     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.



     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such funds. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.



     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the funds affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.



     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of applicable funds of the Trust.



     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Trust.



     CONVERSION RIGHTS. There are no conversion rights associated with shares of the Trust.

     REDEMPTION PROVISIONS. The Trust's redemption provisions are described in its current prospectuses and elsewhere in this Statement of Additional Information.



     SINKING FUND PROVISIONS.  The Trust has no sinking fund provisions.



     CALLS OR ASSESSMENT. The Trust's shares, when issued, are fully paid and non-assessable.



TAX STATUS OF THE TRUST



     Each Fund of the Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



                              INVESTMENT POLICIES



     The following policies supplement the Trust's investment objectives and policies set forth in the Prospectuses.



     FOREIGN INVESTMENTS. As indicated in the Prospectuses, each Fund may include foreign securities to a certain extent. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.



     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit each to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.



     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.



     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.



     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.



     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.



     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.



     Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities -- meaning that they could be difficult for the Fund to convert to cash if needed.



     If a substantial market develops for a restricted security held by any of the Funds, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.



     TURNOVER RATE. While the rate of turnover is not a limiting factor when management deems changes appropriate, it is anticipated that each Fund's annual turnover rate will not normally exceed 100% (25% for Vanguard REIT Index Fund). A turnover rate of 100% would occur if all of the Fund's securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, were replaced within the period of one year. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Trust to receive certain favorable tax treatments. The turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Fund. Higher turnover can result in corresponding increases in brokerage costs to the Funds and their shareholders.

     FUTURES CONTRACTS. Each Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.


     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.


     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. Each Fund's margin deposits will be placed in a segregated account maintained by the Fund's custodian bank. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.


     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities.


     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.



     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.



     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the its total assets.


     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.



     Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.



     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.



     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures contracts and options involve the risk that the investment advisers will incorrectly predict stock market and interest rate trends.


     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.



     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.



     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.



     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with any Fund of the Trust.



     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.



     LENDING OF SECURITIES. Each Fund may lend its securities on a short-term basis or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, the Fund will be attempting to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the Investment Company Act of 1940 and the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments, any distribution on the loaned securities and any increase in their market value. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.



     At the present time, the Staff of the Commission does not object if an investment company pays reasonably negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.



     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.



     TEMPORARY INVESTMENTS. The Funds (excluding the REIT Index Fund) may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objectives.



     FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.



                       FUNDAMENTAL INVESTMENT LIMITATIONS



     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Funds' net asset value are present or represented by proxy; or (ii) more than 50% of the Funds' net asset value.



     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities or commodity contracts, except that it may invest in forward foreign currency exchange transactions, and that each Fund may invest in futures contracts and options. No more than 5% of each Fund's assets may be used as initial margin deposit for futures contracts, and no more than 20% of each Fund's assets may be invested in stock futures contracts or options at any time. The Gold and Precious Metals Fund may also invest in bullion as described in the prospectus.



     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.



     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.



     INDUSTRY CONCENTRATION. Each Fund may not invest less than 25% of its total assets in securities of issuers principally engaged in activities denoted by the Fund.



     INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.



     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.



     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, or by lending its portfolio securities.



     MARGIN. Each Fund may not purchase securities on margin or sell securities short (unless by virtue of its ownership of other securities it has a right to obtain at no added cost, securities equivalent in kind and amount to the securities sold), except as permitted by the Fund's investment policies relating to commodities.



     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.



     PUTS AND CALLS. Each Fund may not invest in puts or calls, or combinations thereof, except as permitted by the Fund's investment policies relating to commodities.



     REAL ESTATE. Each Fund (with the exception of the REIT Index Fund, which may invest 100% of its assets in real estate investment trusts) may not invest directly in real estate, although it may invest in securities of companies that deal in real estate, or interests therein.



     SENIOR SECURITIES. Each Fund may not issue senior securities, except as permitted by the 1940 Act.



     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. Each Fund will not be considered an underwriter when disposing of its investment securities.



     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.



     None of these limitations prevent a Fund from participating in The Vanguard Group ("Vanguard"). Because the Trust is a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Trust" for more information.

                            MANAGEMENT OF THE TRUST


OFFICERS AND TRUSTEES



     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, Pennsylvania 19482.



JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*


Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).



JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer and Trustee*


Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.



JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee


Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.



BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee


President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.



BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee


Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.



ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee


Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).



JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee


President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.



JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee


Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.



J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee


Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*


Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.



THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*


Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.



ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*


Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

---------------

* Officers of the Trust are "interested persons" as defined in the 1940 Act.



THE VANGUARD GROUP



     The Trust is a member of The Vanguard Group of Investment Companies, which consists of more than 35 investment companies (the "Trusts"). Vanguard employs a supporting staff of management personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's net expenses which are allocated among the Trusts under procedures approved by the Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees.



     The Officers of the Trust and the Vanguard Trusts are also Officers and employees of Vanguard. No Officer or employee is permitted to own any securities of any external adviser for the Vanguard Trusts.



     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.



     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts have invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At January 31, 1999, each Fund had contributed capital to Vanguard representing -- % of each Fund's net assets. The total amount contributed by the Trust was $ -- , which represented -- % of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may be called upon to invest up to .40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization.



     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties.



     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Fund, and whether to organize new investment companies.



     One half of the distribution expenses of a marketing and promotional nature is allocated among the Vanguard Trusts based upon their relative net assets. The remaining one half of these expenses is allocated among the Vanguard Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a group. Provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.



     During the fiscal years ended January 31, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution and marketing expenses.



                        FUND                             1997        1998        1999
                        ----                           --------    --------    --------
Energy Fund..........................................  $     --    $     --    $     --
Gold and Precious Metals Fund........................        --          --          --
Health Care Fund.....................................        --          --          --
Utilities Income Fund................................        --          --          --
REIT Index Fund......................................        --          --          --



     INVESTMENT ADVISORY SERVICES. Vanguard provides the REIT Index Fund of Vanguard Specialized Funds, as well as several other Vanguard Trusts, with investment advisory services. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Trusts utilizing these services.



     During the fiscal years ended January 31, 1997, 1998, and 1999, the REIT Index Fund incurred approximately $--, $--, and $--, respectively, of Vanguard's expenses relating to investment advisory services.



TRUSTEE COMPENSATION



     The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.



     INDEPENDENT TRUSTEES.  The Trusts compensate their independent
Trustees -- that is, the ones who are not also officers of the Trust -- in three ways:



     - The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.



     - The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.



     - Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.



     "INTERESTED" TRUSTEES. The Trusts' interested Trustees -- Messrs. Bogle and Brennan -- receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.



     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. For the Trust, we list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended January 31, 1999.



                           VANGUARD SPECIALIZED FUNDS

                               COMPENSATION TABLE


                                              PENSION OR RETIREMENT                      TOTAL COMPENSATION
                                AGGREGATE       BENEFITS ACCRUED      ESTIMATED ANNUAL        FROM ALL
                               COMPENSATION        AS PART OF             BENEFITS         VANGUARD TRUSTS
     NAMES OF TRUSTEES          FROM TRUST       TRUST EXPENSES       UPON RETIREMENT    PAID TO TRUSTEES(1)
     -----------------         ------------   ---------------------   ----------------   -------------------
John C. Bogle                       None              None                   None                 None
John J. Brennan                     None              None                   None                 None
Barbara Barnes
  Hauptfuhrer(2)                  $   --              $ --                $    --              $    --
JoAnn Heffernan Heisen            $   --              $ --                $    --              $    --
Robert E. Cawthorn(2)             $   --              $ --                $    --              $    --
Bruce K. MacLaury                 $   --              $ --                $    --              $    --
Burton G. Malkiel                 $   --              $ --                $    --              $    --
Alfred M. Rankin, Jr.             $   --              $ --                $    --              $    --
John C. Sawhill                   $   --              $ --                $    --              $    --
James O. Welch, Jr.               $   --              $ --                $    --              $    --
J. Lawrence Wilson                $   --              $ --                $    --              $    --


---------------

(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).


(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998, and December 31, 1998, respectively.



     TRUSTEES' RETIREMENT FEES. A Retirement Plan for Trustees has been implemented to provide a fee to retired Trustees equal to $1,000 per year of service on the Board, up to 15 years of service. This fee will remain in place subsequent to the Trustee's retirement for a period of 10 years or until a retired Trustee's death.


                          INVESTMENT ADVISORY SERVICES


     INVESTMENT ADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT COMPANY, LLP. The Trust employs Wellington Management Company, LLP ("WMC") under an investment advisory agreement to manage the investment and reinvestment of the assets of the Trust's Energy, Health Care, and Utilities Income Funds and to continuously review, supervise and administer each Fund's investment program. WMC discharges its responsibilities subject to the control of the officers and Trustees of the Trust.



     Under the investment advisory agreement, the three Funds are required to pay the Adviser an aggregate fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the aggregate average month-end net assets of the Portfolios for the quarter:


                         NET ASSETS                            RATE
                         ----------                            ----
First $500 million..........................................  0.150%
Next $500 million...........................................  0.125%
Next $1 billion.............................................  0.100%
Next $1 billion.............................................  0.075%
Over $3 billion.............................................  0.050%


     The advisory fee is based on the total assets of the Funds and is allocated to each Fund based on the relative net assets of each. In addition, once the advisory fee to WMC is calculated for the three Funds under this schedule, the total fee will be reduced in order that the advisory fee paid by the Utilities Income Fund does not exceed 0.08%.

     During the fiscal years ended January 31, 1997, 1998, and 1999, the Funds paid the following amounts in advisory fees to WMC.



FUND                                                     1997        1998        1999
----                                                   --------    --------    --------
Energy Fund..........................................  $     --    $     --    $     --
Health Care Fund.....................................        --          --          --
Utilities Income Fund................................        --          --          --


     Prior to May 1, 1996, these fees were paid pursuant to the terms of a previous investment advisory agreement, which called for a higher rate of fees.

     DESCRIPTION OF WMC. WMC is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland, and John R. Ryan.


     INVESTMENT ADVISORY AGREEMENT WITH M & G GROUP P.L.C. The Trust has also entered into an investment advisory agreement with M & G Investment Management Limited ("M & G"), to manage the assets of the Gold and Precious Metals Fund. Under this agreement M & G manages the investment and reinvestment of the assets of the Gold and Precious Metals Fund and continuously renews, supervises and administers the Fund's investment program. M & G will discharge its responsibilities subject to the control of the officers and Trustees of the Trust.


     DESCRIPTION OF M & G. M & G is a wholly-owned subsidiary of the M & G Group P.L.C. M & G Group P.L.C. is a public company whose shares are quoted on the London Stock Exchange. The Esmee Fairbairn Charitable Trust owns 32% of total shares outstanding. The remaining shares are held by individuals, nominees, pension plans and M & G employees.


     The Gold and Precious Metals Fund will pay M & G a fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the aggregate average month-end net assets of the Fund for the quarter:


                         NET ASSETS                            RATE
                         ----------                            ----
First $100 million..........................................   0.30%
Next $150 million...........................................   0.20%
Next $250 million...........................................   0.15%
Over $500 million...........................................   0.10%


     During the fiscal years ended January 31, 1997, 1998 and 1999, the Gold and Precious Metals Fund paid advisory fees of $1,054,000, $826,000, and $--, respectively, to M & G which represented an effective annual rate of .-- of 1% after giving effect to a fee waiver of $-- (.05 of 1%), .20 of 1%, and -- of 1%, respectively, of average net assets. These fees were paid pursuant to the terms of a previous investment advisory agreement, which called for a higher rate of fees.


     THE VANGUARD GROUP furnishes investment advisory services to the REIT Index Portfolio on an at-cost basis.


     INVESTMENT ADVISORY SERVICES. Vanguard also provides investment advisory services to other Vanguard Funds. These services are provided on an at-cost basis from money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds and Trusts utilizing these services.



     The current agreements will be renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Trust's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated by any Fund without penalty, at any time, (1) either by vote of the Board of Trustees on sixty (60) days' written notice to WMC or M & G, or (2) by WMC or M & G upon ninety (90) days' written notice to the Trust.


                            SECURITIES TRANSACTIONS


     The investment advisory agreements with WMC and M & G authorize the investment advisers (with the approval of the Trust's Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and directs the investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.



     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information, and provide other services in addition to execution services to the Trust and/or the investment adviser. Each investment adviser considers the investment services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.



     The investment advisory agreements also incorporate the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Trust's Board of Trustees, each investment adviser may cause the Trust to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the investment adviser to the Trust and the other Trusts in Vanguard.



     Currently, it is the Trust's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of the Trust. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment adviser and/or the Trust. However, the investment advisers have informed the Trust that they generally will not pay higher commission rates specifically for the purpose of obtaining research services.



     During the fiscal years ended January 31, 1997, 1998, and 1999, the Funds paid the following amounts in brokerage commissions.



                        FUND                             1997        1998        1999
                        ----                           --------    --------    --------
Energy Fund..........................................  $     --    $     --    $     --
Gold and Precious Metals Fund........................        --          --          --
Health Care Fund.....................................        --          --          --
Utilities Income Fund................................        --          --          --
REIT Index Fund......................................        --          --          --



     Some securities considered for investment by one Fund may also be appropriate for the other Funds and the other Trusts and/or clients served by the investment advisers. If purchase or sale of securities consistent with the investment policies of a Fund, the other Funds and/or one or more of these other Trusts or clients are considered at or about the same time, transactions in such securities will be allocated among the Funds and the several Trusts and clients in a manner deemed equitable by the respective investment adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Trust's Board of Trustees.


                               PURCHASE OF SHARES


     The Trust reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust or any Fund, and
(iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Trust's shares.

                     TRADING SHARES THROUGH CHARLES SCHWAB


     The Trust has authorized Charles Schwab & Co., Inc. ("Schwab") to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf subject to those terms and conditions. Under this arrangement, the Trust will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Trust's instructions. Customer orders that are properly transmitted to the Trust by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:



     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                              REDEMPTION OF SHARES


     The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the Commission may permit.



     For the Energy, Gold and Precious Metals, and REIT Index Funds, a redemption fee of 1% of the value of shares redeemed will be deducted from the redemption proceeds if shares held for less than one year are redeemed. For the Health Care Fund, shares purchased on or after April 19, 1999 are subject to a 1% redemption fee if redeemed within five years of purchase. Shares purchased before April 19, 1999 are subject to a 1% redemption fee if redeemed within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by a Fund. In the event of an early redemption due to a shareholder's death, all redemption fees will be waived. In order to substantiate the death, a certified copy of the death certificate must be provided.



     There are no redemption fees associated with the Utilities Income Fund.



                                  SHARE PRICE



     Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.


     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


     Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.


     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.


     Foreign securities are valued at the last quoted sales price, according to the broadest and most representative market available at the time the Fund is valued. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.



     In determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.



     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.



     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.


                              PERFORMANCE MEASURES


     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.



     Each of the investment company members of The Vanguard Group, including Vanguard Specialized Funds may, from time to time, use one or more of the following unmanaged indices for comparative performance purposes.



STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX -- includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.


STANDARD & POOR'S MIDCAP 400 INDEX -- is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX -- contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX -- contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX -- consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 EQUITY INDEX -- consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX -- consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX -- is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX -- currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

LEHMAN GNMA INDEX -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.


MORGAN STANLEY REIT INDEX -- consist of approximately 125 stocks of equity Real Estate Investment Trusts (REITs). REITs in the index meet size and liquidity criteria specified by Morgan Stanley. The index had a market value of $-- billion as of January, 1999.


LEHMAN LONG-TERM TREASURY BOND INDEX -- is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX -- consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN CORPORATE (Baa) Bond Index -- all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX -- is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX -- is a yield index on current coupon high-grade general obligation municipal bonds.

MERRILL LYNCH DRD-ELIGIBLE INDEX -- includes preferred stock issues which are eligible for the corporate dividends-received-deduction.

NASDAQ INDUSTRIAL INDEX -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX -- 65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index

COMPOSITE INDEX -- 65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index, and 12.5% Standard & Poor's Telephone Index).

COMPOSITE INDEX -- 40% S&P Utilities Index, 40% S&P Telephone Index, and 20% Lehman Utility Bond Index.

LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX -- consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar denominated, SEC-registered corporate debt rated AA or AAA.

RUSSELL 2000 STOCK INDEX -- consists of the smallest 2,000 stocks within the Russell 3000; a widely-used benchmark for small capitalization common stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $700 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated Baa- or better with maturities greater than 10 years. The index has a market value of over $900 billion.

LIPPER BALANCED FUND AVERAGE -- an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE -- an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE -- an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper, Inc.



LIPPER SMALL COMPANY GROWTH FUND AVERAGE -- the average performance of small company growth funds as defined by Lipper, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Trusts that constituted the Group at its inception.)


RUSSELL 3000 INDEX -- consists of approximately the 3,000 largest stocks of U.S.-domiciled companies commonly traded on the New York and American Stock Exchanges or the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded Stocks in the U.S.


     Advertisements which refer to the use of the Trust as a potential investment for Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal income tax applies.



     In assessing such comparisons of yields, an investor should keep in mind that the composition of the investments in the reported averages is not identical to the Trust's Fund and that the items included in the calculations of such averages may not be identical to the formula used by the Trust to calculate its yield. In addition there can be no assurance that the Trust will continue its performance as compared to such other averages.


                             YIELD AND TOTAL RETURN


     The yield* of each Fund of the Trust for the 30-day period ended January 31, 1999 was as follows:



Energy Fund..........................................     --%
Gold and Precious Metals Fund........................     --%
Health Care Fund.....................................     --%
Utilities Income Fund................................     --%
Vanguard REIT Index Fund.............................     --%


                -------------------------------
                *Yield is calculated daily.


     The average annual total return of each Fund of the Trust for the one-, five- and ten-year periods ended January 31, 1999 was as follows:



                                           ONE YEAR ENDED     FIVE YEARS ENDED    TEN YEARS ENDED
                                          JANUARY 31, 1999    JANUARY 31, 1999    JANUARY 31, 1999
                                          ----------------    ----------------    ----------------
Energy Fund.............................           --%                --%                 --%
Gold and Precious Metals Fund...........           --%                --%                 --%
Health Care Fund........................           --%                --%                 --%
Utilities Income Fund...................           --%                --%                 --%*
Vanguard REIT Index Fund................           --%                --%*                 --



     --------------------
     *Since inception: Inception for Vanguard REIT Index Portfolio, May 13,
      1996; Inception for Utilities Income Portfolio, May 15, 1992.


     Total return is computed by finding the average compounded rate of return over the one-year period set forth above that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

AVERAGE ANNUAL TOTAL RETURN



     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):



                               T = (ERV/P)(1/N)-1



     Where:

        T     =   average annual total return
        P     =   a hypothetical initial investment of $1,000
        n     =   number of years
        ERV   =   ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



CUMULATIVE TOTAL RETURN



     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):



                                 C = (ERV/P)-1



     Where:

        C     =   cumulative total return
        P     =   a hypothetical initial investment of $1,000
        ERV   =   ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



SEC YIELDS



     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:



                          YIELD = 2[((a-b)/cd+1)(6)-1]



     Where:

        a     =   dividends and interest earned during the period.
        b     =   expenses accrued for the period (net of reimbursements).
        c     =   the average daily number of shares outstanding during the
                  period that were entitled to receive dividends.
        d     =   the maximum offering price per share on the last day of the period.

                              FINANCIAL STATEMENTS


     The Trust's financial statements as of and for the year ended January 31, 1999 appearing in the Vanguard Specialized Funds' Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                                     PART C

                           VANGUARD SPECIALIZED FUNDS

                               OTHER INFORMATION


ITEM 23. EXHIBITS



     (a)   Declaration of Trust*


     (b)   By-Laws*




     (c) Reference is made to Articles III and V of the Registrant's Declaration of Trust


     (d)   Investment Advisory Contracts*


     (e)   Not Applicable


     (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information


     (g)   Custodian Agreements*


     (h)   Amended and Restated Funds' Service Agreement*


     (i)   Legal Opinion*


     (j)   Consent of Independent Accountants**


     (k)   Not Applicable


     (l)   Not Applicable


     (m)  Not Applicable


     (n)   Financial Data Schedules+


     (o)   Not Applicable


     --------------------

      * Filed Previously


     ** To Be Filed By Amendment


      + Filed Herewith



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



     Registrant is not controlled by or under common control with any person.



ITEM 25. INDEMNIFICATION



     The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



     Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland, and John R. Ryan.



     Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of officers and partners of Wellington Management, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).



     M&G Investment Management Limited ("M&G") is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of M&G, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by M&G pursuant to the Advisers Act (SEC File No. (801-21981).



ITEM 27. PRINCIPAL UNDERWRITERS



     (a) Not Applicable


     (b) Not Applicable


     (c) Not Applicable



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS



     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's
Custodians: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105 for the Health Care, Energy, and Utilities Income Funds; Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245 for the Gold and Precious Metals Fund; and First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106 for the REIT Index Fund.



ITEM 29. MANAGEMENT SERVICES



     Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.



ITEM 30. UNDERTAKINGS



     Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 29th day of March, 1999.



    VANGUARD SPECIALIZED FUNDS



BY: (Heidi Stam) John J. Brennan, Chairman and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


BY: (Heidi Stam)


    John C. Bogle*, Senior Chairman of the Board and Trustee


    March 29, 1999



BY: (Heidi Stam)


    John J. Brennan*, Chairman, Chief Executive Officer and Trustee


    March 29, 1999



BY: (Heidi Stam)


    JoAnn Heffernan Heisen*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    Bruce K. MacLaury*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    Barton G. Malkiel*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    Alfred M. Rankin, Jr.*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    John C. Sawhill*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    James O. Welch, Jr.*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    J. Lawrence Wilson*, Trustee


    March 29, 1999



BY: (Heidi Stam)


    Thomas J. Higgins*, Treasurer and Principal

    Financial Officer and Accounting Officer

    March 29, 1999


---------------
*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                               INDEX TO EXHIBITS


Financial Data Schedules....................................    EX-99.BN